Investments (Portion of Unrealized Gains and Losses Relates to Equity Securities) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Investment Holdings [Line Items]
Net gains recognized during the period		$ 156	$ 89	$ 570	$ 24
Less: Net gains recognized during the period on securities sold during the period		(25)	(16)	(44)	(35)
Unrealized gains (losses) recognized during the period on securities still held at June 30, 2019 and 2018	[1]	131	73	526	(11)
Virginia Electric and Power Company
Investment Holdings [Line Items]
Net gains recognized during the period		70	44	256	12
Less: Net gains recognized during the period on securities sold during the period		(7)	(8)	(8)	(23)
Unrealized gains (losses) recognized during the period on securities still held at June 30, 2019 and 2018	[1]	$ 63	$ 36	$ 248	$ (11)

[1]	Included in other income and the nuclear decommissioning trust regulatory liability.